Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Loss for the year	$ (11,138,312)	$ (8,081,764)
Items not affecting cash
Amortization of intangible assets	24,528	16,683
Change in fair value of stock option and derivative liabilities	(60,111)	(245,963)
Shares issued for services	8,582	564,000
Warrants issued for services	192,400	81,602
Stock option expense	495,925	124,747
Performance stock unit expense	48,624
Changes in non-cash working capital
Prepaid expenses and deposits	173,192	(1,063,991)
Interest, taxes and other receivables	37,076	(58,208)
Accounts payable and accrued liabilities	295,774	598,310
Related party payables	71,472	45,513
Net cash flows from operating activities	(9,850,850)	(8,019,071)
Cash flows from investing activities
Intangible assets - website development costs	(12,649)	(20,956)
Net cash flows from investing activities	(12,649)	(20,956)
Cash flows from financing activities
Net proceeds from the issuance of shares and warrants	8,945,336	7,932,107
Proceeds from the exercise of warrants	312,500	545,026
Series A preferred stock dividend	(8,356)	(8,356)
Net cash flows from financing activities	9,249,480	8,468,777
(Decrease) increase in cash and cash equivalents	(614,019)	428,750
Cash and cash equivalents – beginning of year	6,586,014	6,157,264
Cash and cash equivalents – end of year	$ 5,971,995	$ 6,586,014